Fees Summary	Dec. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,935,000.00
Previously Paid Amount	0.00
Total Fee Amount	602.45
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 602.45
Narrative - Max Aggregate Offering Price	$ 3,935,000.00
Final Prospectus	true